Warrant Liabilities and SoftBank Debt Financing	12 Months Ended
Dec. 31, 2021
Class of Warrant or Right and Related Party Transactions [Abstract]
Warrant Liabilities and SoftBank Debt Financing
Note 13. Warrant Liabilities and SoftBank Debt Financing
Convertible related party liabilities, net consist of the following:

(Amounts in thousands)	December 31, 2021	December 31, 2020
Private Warrant Liability:
Private Warrant Liability at issuance	$17,879	$—
(Gain) loss from change in fair value of warrant liabilities	(2,332)	—
Total Private Warrant Liability, at fair value	15,547	—
SoftBank Debt Financing Warrant Liability (Note 11):
SoftBank Senior Unsecured Notes Warrant liability capitalized as deferred financing cost at issuance	568,877	568,877
Plus: Cumulative (gain)/loss from change in fair value of related party financial instruments	(58,495)	(288,674)
Less: Senior Unsecured Notes Warrant liability deferred financing cost adjustment	(934)	(934)
Less: Exercise of warrants into Series H-3 Convertible Preferred Stock	(474,521)	—
Less: Reclassification to Equity	(34,927)	—
Total SoftBank Senior Unsecured Notes Warrant Liability, at fair value	—	279,269
2020 LC Facility Warrant liability capitalized as deferred financing cost at issuance	284,440	284,440
Plus: Cumulative (gain)/loss from change in fair value of related party financial instruments	(29,243)	(144,335)
Less: 2020 LC Facility Warrant liability deferred financing cost adjustment	(466)	(466)
Less: Exercise of warrants into Series H-3 Convertible Preferred Stock	(237,265)	—
Less: Reclassification to Equity	(17,466)	—
Total LC Facility Warrant Liability, at fair Value	—	139,639
Total SoftBank Debt Financing Warrant Liability, at fair value	—	418,908
Total Warrant liabilities, net	$15,547	$418,908

Private Warrants - Prior to the Business Combination, Legacy BowX issued 7,773,333 private placement warrants (“Sponsor Warrants” or "Private Warrants") and 16,100,000 public warrants (“Public Warrants”). Upon closing of the Business Combination, the Company assumed the Sponsor Warrants and Public Warrants. Each whole warrant entitles the holder to purchase one share of the Company’s Class A common stock at a price of $11.50 per share, subject to adjustments. The warrants are exercisable at any time commencing the later of a) 30 days after the completion of the Business Combination and b) 12 months from the date of the closing of Legacy BowX’s initial public offering on August 7, 2020 and will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation.
The Sponsor Warrants are identical to the Public Warrants, except that (1) the Sponsor Warrants and shares of Class A common stock issuable upon exercise of the Sponsor Warrants will not be transferable, assignable or salable until 30 days after the completion of a business combination, subject to certain limited exceptions, (2) the Sponsor Warrants will be non-redeemable (subject to certain exceptions) and exercisable on a cashless basis so long as they are held by the initial purchasers or their permitted transferees and (3) the initial purchasers and their permitted transferees will also have certain registration rights related to the private placement warrants. If the Sponsor Warrants are held by someone other than the initial purchasers or their permitted transferees, the Sponsor Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
See Note 20 for further details on the Public Warrants and the Private Warrants.
The Private Warrants are recognized as derivative warrant liabilities in accordance with ASC 815. Accordingly, we recognize the warrant instruments as liabilities at fair value and adjust the instruments to fair value at each reporting period. The fair value measurements of the Private Warrants were considered to be Level 2 fair value measurements in the fair value hierarchy as the Company utilizes the closing price of the Public Warrants as a proxy for the fair value of the Private Warrants. The Private Warrants were valued at $15.5 million as of December 31, 2021.
2019 Warrant—In January 2019, in conjunction with the Amended 2018 Warrant, discussed below, the Company entered into a warrant with SVF II, pursuant to which the Company agreed to issue shares of the Company's capital stock (the “2019 Warrant”). Under the terms of the original 2019 Warrant, in exchange for the issuance of the Company’s capital stock, SVF II was to make a payment of $1.5 billion on April 3, 2020. The right of SVF II to receive shares of the Company’s capital stock was to be automatically exercised on April 3, 2020 at a per-share price of $133.15. During the year ended December 31, 2019, the Company recognized an additional capital contribution of $219.7 million and an equal off-setting amount within additional paid-in capital representing the fair value of the 2019 Warrant and modification of the 2018 Warrant (discussed below) prior to being drawn. The measurement of the 2019 Warrant is considered to be a Level 3 fair value measurement, as it was determined using observable and unobservable inputs.
In October 2019, in accordance with the SoftBank Transactions, the 2019 Warrant was amended to accelerate SBG's obligation for payment of $1.5 billion from April 3, 2020 to October 30, 2019, and the exercise price was amended from $133.15 per share to $14.05 per share for a new security in the form of Series H-1 or H-2 Convertible Preferred Stock. The Company received the $1.5 billion on October 30, 2019, and issued 14,244,654 shares of Series H-1 Convertible Preferred Stock on November 4, 2019. Upon issuance, the shares of Series H-1 Convertible Preferred Stock were recorded at $200.0 million less issuance costs of $38.6 million. Upon the draw, the Company reclassified $219.7 million of the equity asset that was established upon entering into the arrangement in January 2019 from its consolidated balance sheet. The remaining 92,590,259 shares of Series H-1 Convertible Preferred Stock were issued in April 2020. Upon issuance, the shares of Series H-1 Convertible Preferred Stock were recorded at $911.1 million, equal to the fair value of the 2019 Warrant on the date of issuance of the shares.
Amended 2018 Warrant—On November 1, 2018, the Company entered into a warrant agreement with SVF II, pursuant to which the Company agreed to issue to SVF II shares of the Company’s capital stock (the “2018 Warrant” and as amended in January 2019, the "Amended 2018 Warrant"). During the year ended December 31, 2018, the Company recognized a capital contribution of $69.0 million and an equal off-setting amount within additional paid-in capital representing the fair value of the arrangement upon execution.
In January 2019 and April 2019 the Company drew down on the Amended 2018 Warrant and received $1.5 billion and $1.0 billion in cash, respectively. Upon the draws, during the year ended December 31, 2019, the Company removed $68.8 million of the equity asset that was established upon entering into the arrangement in November 2018 from its consolidated balance sheet.
The Amended 2018 Warrant was classified as a liability in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), as the warrant embodied a potential cash settlement obligation to repurchase shares that was outside of the Company's control. In accordance with ASC 480, the warrant liability was remeasured to fair value each reporting period, with changes recognized in the gain (loss) from change in fair value of financial instruments on the accompanying consolidated statements of operations. The measurement of the Amended 2018 Warrant was considered to be a Level 3 fair value measurement, as it was determined using observable and unobservable inputs.
In July 2019, immediately prior to the legal entity reorganization transactions discussed in Note 1, the early exercise provision was triggered and the outstanding Amended 2018 Warrant was exercised for the issuance of 18,777,045 shares of Series G-1 Preferred Stock. Upon the July 2019 exercise, the Company recorded the Series G-1 Preferred Stock issued at $1,974.5 million, equal to the fair value of the warrant just prior to exercise, less $16.5 million of stock issuance costs previously deferred in connection with Amended 2018 Warrant.
The Company recorded the following changes in fair value included in gain (loss) from change in fair value of warrant liabilities on the accompanying consolidated statements of operations:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
SoftBank Senior Unsecured Notes Warrant	$(230,179)	$288,674	$—
2020 LC Facility Warrant	(115,092)	144,335	—
Private Warrants	2,332	—	—
2019 Warrant	—	386,638	(217,466)
Amended 2018 Warrant	—	—	456,611
Total	$(342,939)	$819,647	$239,145